Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value
Our significant financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019 are as follows:

		December 31, 2020
($ thousands)	Balance Sheet Location	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Derivative assets	Other current and other non-current assets	—	10,738	—	10,738
Equity investments	Other non-current assets	6,026	—	—	6,026
Liabilities:
Derivative liabilities	Other current and other non-current liabilities	—	10,113	—	10,113

		December 31, 2019
($ thousands)	Balance Sheet Location	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Derivative assets	Other current and other non-current assets	—	8,317	—	8,317
Equity investments	Other non-current assets	7,769	—	—	7,769
Liabilities:
Derivative liabilities	Other current and other non-current liabilities	—	6,425	—	6,425

Schedule of Fair Value Hierarchy for Financial Assets and Liabilities not Measured at Fair Value
The carrying amounts and fair value hierarchy classification of our significant financial assets and liabilities not carried at fair value as of December 31, 2020 and 2019 are as follows:

	December 31, 2020
($ thousands)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	315,511	—	—	312,690	312,690
Equity investments	12,375	—	—	12,375	12,375
Liabilities:
Jackpot liabilities	218,943	—	—	210,516	210,516
Debt (1)	8,242,898	—	8,701,509	—	8,701,509

	December 31, 2019
($ thousands)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	349,103	—	—	349,686	349,686
Equity investments	11,482	—	—	11,482	11,482
Liabilities:
Jackpot liabilities	234,771	—	—	230,307	230,307
Debt (1)	8,062,816	—	8,589,939	—	8,589,939
(1) Debt excludes short-term borrowings and swap adjustments
Level 3 equity investments are measured at cost, less impairment, plus or minus changes resulting from observable price changes, which approximates fair value.